Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2025	Oct. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	12,000,000,000	12,000,000,000
Ordinary shares, shares issued (in Shares)	296,488	119,000
Ordinary shares, shares outstanding (in Shares)	296,488	119,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	3,000,000,000	3,000,000,000
Ordinary shares, shares issued (in Shares)	381,000	381,000
Ordinary shares, shares outstanding (in Shares)	381,000	381,000